Supplemental Cash Flow Information (Tables)	12 Months Ended
Nov. 30, 2014
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Net cash provided by operating activities reflects cash payments for interest and income taxes as shown below, for the years ended November 30, 2014, 2013, and 2012, respectively (in thousands):

	2014	2013	2012
Interest paid	$45,396	$39,023	$19,315
Income tax payments (refunds), net	$52,030	$(9,458)	$24,279